Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent events
Subsequent events
26.	Subsequent events
On February 21, 2025, the board of directors of the Company declared a dividend of US$2.40 per ordinary share, or US$0.48 per ADS, to holders of ordinary shares and holders of ADSs of record as of the close of business on April 11, 2025. The payment date is expected to be on April 25, 2025.